Potential Acquisitions - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Jul. 14, 2026 USD ($) $ / shares shares	Jul. 15, 2021 CAD ($)	Jun. 30, 2026 ft² UnconsolidatedRealEstateVenture $ / shares	Dec. 31, 2025 UnconsolidatedRealEstateVenture $ / shares	Dec. 31, 2024 $ / shares
Business Acquisition [Line Items]
Wholly-owned self storage facilities			12
Self storage units			9,215
Net rentable square feet | ft²			981,465
Number of unconsolidated real estate ventures | UnconsolidatedRealEstateVenture			5	5
Strategic Storage Growth Trust III, Inc.
Business Acquisition [Line Items]
Equity ownership percentage			50.00%
Class A Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Potential Acquisition of Scarborough Property
Business Acquisition [Line Items]
Purchase and sale agreement execution date			Jul. 15, 2021	Jul. 15, 2021
Purchase price for potential business acquisition		$ 3,000,000
Potential business acquisition description			We expect to fund the acquisition of the Scarborough Property with potential future debt financing. If we fail to complete the acquisition, we may forfeit CAD $450,000 in earnest money deposits.	We expect to fund the acquisition of the Scarborough Property with potential future debt financing. If we fail to complete the acquisition, we may forfeit CAD $450,000 in earnest money deposits.
Earnest money may be forfeited upon failure of acquisition		$ 450,000
Potential SSGT III Merger
Business Acquisition [Line Items]
Purchase and sale agreement execution date			Jul. 14, 2026
Wholly-owned self storage facilities			12
Self storage units			9,215
Net rentable square feet | ft²			981,465
Number of unconsolidated real estate ventures | UnconsolidatedRealEstateVenture			3
Potential SSGT III Merger | Strategic Storage Growth Trust III, Inc.
Business Acquisition [Line Items]
Equity ownership percentage			50.00%
Potential SSGT III Merger | Subsequent Event
Business Acquisition [Line Items]
Maximum expense reimbursement amount	$ 1,000,000
Potential SSGT III Merger | Class A Common Stock [Member] | Subsequent Event
Business Acquisition [Line Items]
Common Stock, par value | $ / shares	$ 0.001
Right to receive shares | shares	1
Potential SSGT III Merger | Series A Preferred Stock | Subsequent Event
Business Acquisition [Line Items]
Convertible Preferred Stock, par value	$ 0.001
Potential SSGT III Merger | Termination During Window Shop Period | Subsequent Event
Business Acquisition [Line Items]
Merger agreement termination payment	2,700,000
Potential SSGT III Merger | Termination Under Certain Other Circumstances | Subsequent Event
Business Acquisition [Line Items]
Merger agreement termination payment	5,400,000
Potential SSTVI Merger | Series G Preferred Stock | Subsequent Event
Business Acquisition [Line Items]
Convertible Preferred Stock, par value	$ 0.001